Organization (Tables)	6 Months Ended
Jun. 30, 2021
Organization Consolidation And Presentation Of Financial Statements Abstract
Schedule Of Shares Issued And Outstanding
The following table presents the number of shares of the Registrant, RSUs and warrants that were outstanding as of June 30, 2021:

June 30, 2021
Class A Shares	320,005,258
Class C Shares	628,380,707
Class D Shares	294,656,373
Class E Shares
Series E-1	7,495,432
Series E-2	7,495,432
RSUs	9,050,000
Warrants	14,159,381

Schedule Of Units Outstanding
The following table presents the number of Blue Owl Operating Group Units that were outstanding as of June 30, 2021:

Units	June 30, 2021
GP Units	320,005,258
Common Units	923,037,080
Seller Earnout Units
Series E-1(1)	49,999,962
Series E-2(2)	49,999,962

(1)	Includes 7,495,432 units held indirectly by the Registrant, representing the indirect pro rata economic interests of Class E Shares (Series E-1) in the Blue Owl Operating Group.

(2)	Includes 7,495,432 units held indirectly by the Registrant, representing the indirect pro rata economic interests of Class E Shares (Series E-2) in the Blue Owl Operating Group.